Hedging (Hedging - Foreign Currency) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency cash flow hedge unrealized losses that would be reclassified during the next 12 months	$ 23,000,000
Gains (losses) on 30-day euro forward contracts	(2,812,000)	4,267,000	8,437,000
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	$ (2,187,000)	$ (13,115,000)	$ (11,137,000)